Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Valuation Assumptions for Derivative Liabilities

At December 31, 2017 and March 31, 2017, the derivative liabilities were valued using a probability weighted Black-Scholes-Merton pricing model with the following assumptions:

	December 31, 2017	March 31, 2017
Conversion feature:
Risk-free interest rate	1.50-1.89%	0.19%
Expected volatility	123%	125%
Expected life (in years)	.5 to 2.5 years	1 to 3 years
Expected dividend yield	—	—

Fair Value:
Conversion feature	$201,836	$240,791

At March 31, 2017 and March 31, 2016, the derivative liabilities were valued using a probability weighted Black-Scholes-Merton pricing model with the following assumptions:

	March 31, 2017	March 31, 2016
Conversion feature:
Risk-free interest rate	0.19%	0.19-1.04%
Expected volatility	125%	105.06-124.77%
Expected life (in years)	1 to 3 years	.01 to 4 years
Expected dividend yield	-	-

Fair Value:
Conversion feature	$240,791	$401,127